DEPOSITS BY CUSTOMERS	12 Months Ended
Dec. 31, 2021
DEPOSITS BY CUSTOMERS.
DEPOSITS BY CUSTOMERS

NOTE 15. DEPOSITS BY CUSTOMERS

The detail of the deposits as of December 31, 2021 and 2020 is as follows:

Deposits	December 31, 2021		December 31, 2020
In millions of COP
Saving accounts	106,398,922		86,147,655
Time deposits	59,492,839		61,083,519
Checking accounts	40,567,168		31,894,229
Other deposits	3,931,919		1,695,390
Total	210,390,848	(1)	180,820,793
(1)	As of December 31, 2021 includes Nequi Deposits by COP 1,408,869.

The following table details the time deposits issued by the Bank:

Time deposits	Effective interest rate		December 31, 2021
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	6.00%	14,224,144	14,199,074
Between 6 months and 12 months	0.01%	6.50%	6,048,004	6,032,234
Between 12 months and 18 months	0.00%	7.25%	5,800,772	5,823,728
Greater than 18 months	0.00%	9.79%	33,419,919	34,666,641
Total			59,492,839	60,721,677
(1)	See Note 30. Fair value of assets and liabilities.

Time deposits	Effective interest rate		December 31, 2020
Modality	Minimum	Maximum	Carrying Value	Fair value(1)
In millions of COP
Less than 6 months	0.10%	7.00%	10,324,370	10,313,384
Between 6 months and 12 months	0.20%	7.25%	7,061,159	7,061,834
Between 12 months and 18 months	0.25%	6.50%	7,798,737	7,895,539
Greater than 18 months	0.01%	9.45%	35,899,253	37,014,083
Total			61,083,519	62,284,840
(1)	See Note 30. Fair value of assets and liabilities.

The detail of Time deposits issued by the Bank by maturity is as follows:

December 31, 2021
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	42,595,157	43,621,375
Between 1 and 3 years	11,584,328	11,729,237
Between 3 and 5 years	2,719,748	2,795,178
Greater than 5 years	2,593,606	2,575,887
Total	59,492,839	60,721,677
(1)	See Note 30. Fair value of assets and liabilities.

December 31, 2020
Period	Carrying value	Fair value(1)
In millions of COP
Less than 1 year	43,134,613	43,489,653
Between 1 and 3 years	11,592,876	11,971,664
Between 3 and 5 years	5,194,234	5,538,916
Greater than 5 years	1,161,796	1,284,607
Total	61,083,519	62,284,840
(1)	See Note 30 Fair value of assets and liabilities.